Loan from Others (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loan from Others (Details) [Line Items]
Finance expense	$ 594	$ 4,321
Amount paid loan restructure agreement		$ 143
EIB Loan [Member]
Loan from Others (Details) [Line Items]
Outstanding principal amount	$ 25,668